Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2013
Deferred tax assets:
Financial loss carry forwards for tonnage tax	$ 24,671	$ 25,657
Valuation allowance	(20,313)	(25,657)
Deferred tax liabilities:
Entrance tax	(127)	164		$ 3,000
Deferred tax related to long-term debt		260
Total net deferred tax assets (liabilities)	$ 4,231
Total net deferred tax assets (liabilities)		$ (424)	$ (228)